Income taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 136,323	$ 123,679
State	40,168	39,377
Foreign	(304)	(21)
Total current	176,187	163,035
Deferred:
Federal	(37,693)	(6,795)
State	14,395	(694)
Foreign	(2,387)	(3,101)
Total deferred	$ (25,685)	$ (10,590)